Other Items (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property plant and equipment net [Abstract]
Property, plant and equipment	$ 409.5	$ 362.1
Accumulated depreciation and amortization	(223.5)	(201.6)
Net property, plant and equipment	186.0	160.5
Depreciation expense	30.9	28.9	28.0
Accrued expenses and other current liabilities components [Abstract]
Salary and related expenses	18.0	24.3
Advertising accrual	10.5	7.0
Accrued sales and value added taxes	7.0	8.5
professional Fees	5.3	3.2
Sales returns	5.1	5.3	4.4
Warranty accrual	4.8	4.3
Other	33.6	24.0
Total accrued expenses and other current liabilities	84.3	76.6
Accumulated other comprehensive income (loss) [Abstract]
Derivative instruments accounted for as hedges, net of tax of $1.7 and $1.0	(2.7)	(1.6)
Foreign currency translation, net of tax of $2.7	(4.9)	(13.1)
Accumulated other comprehensive loss	(7.6)	(14.7)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax Effect	1.7	1.0
Other Comprehensive Income (Loss), Foreign Currency Translation Gain (Loss) Arising During Period, Tax	2.7	2.7
Land and Building [Member]
Property plant and equipment net [Abstract]
Property, plant and equipment	138.0	121.8
Machinery and Equipment [Member]
Property plant and equipment net [Abstract]
Property, plant and equipment	160.9	146.9
Computer equipment and software [Member]
Property plant and equipment net [Abstract]
Property, plant and equipment	52.5	43.7
Furniture and Fixtures [Member]
Property plant and equipment net [Abstract]
Property, plant and equipment	40.8	34.9
Construction in Progress [Member]
Property plant and equipment net [Abstract]
Property, plant and equipment	$ 17.3	$ 14.8